Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Trading Symbol	AEG
Entity Registrant Name	Aegon Ltd.
Entity Central Index Key	0000769218
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Title of 12(b) Security	Common shares
Security Exchange Name	NYSE
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	NL
Document Shell Company Report	false
Entity File Number	001-10882
Entity Address, Address Line One	World Trade Center Schiphol
Entity Address, Postal Zip Code	1118 BH Schiphol
Entity Address, City or Town	Schiphol Boulevard 223
Entity Incorporation, State or Country Code	D0
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	EY Accountants B.V.
Auditor Firm ID	1396
Auditor Location	Rotterdam, the Netherlands
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	NL
Entity Address, Address Line One	World Trade Center Schiphol
Entity Address, Postal Zip Code	1118 BH Schiphol
Contact Personnel Name	Duncan Russell
Contact Personnel Email Address	Duncan.Russell@aegon.com
Country Region	31
City Area Code	70
Local Phone Number	3447305
Entity Address, City or Town	Schiphol Boulevard 223
Common shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,573,119,870
Common share B [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	335,830,640